First Trust RBA American Industrial Renaissance ETF Investment Strategy - First Trust RBA American Industrial Renaissance ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and was developed by Richard Bernstein Advisors LLC (“RBA” or the “Index Provider”). The Index Provider has retained the ICE Data Indices, LLC to calculate and maintain the Index. The Index may be adjusted by the Index Provider for intra-rebalance corporate actions in order to maintain the continuity of the Index level and composition. According to the Index Provider, the Index is designed to measure the performance of small and mid cap U.S. companies in the industrial and community banking sectors. According to the Index Provider, the Index’s initial universe consists of all securities in the Russell 2500TM Index, which is screened to eliminate companies not focused on infrastructure, manufacturing, transportation and related services such as banking by limiting to industrial sector companies chosen from the following industries: (a) Aerospace & Defense; (b) Air Freight & Logistics; (c) Building Products; (d) Commercial Services & Supplies; (e) Construction & Engineering; (f) Electrical Equipment; (g) Ground Transportation; (h) Industrial Conglomerates; (i) Machinery; (j) Marine Transportation; (k) Trading Companies & Distributors; and (l) Transportation Infrastructure. The Index Provider then excludes non-industrial service companies (i.e. parking services, restaurant cleaning services, etc.). The Index Provider chooses banks from states considered to be traditional manufacturing hubs, such as Pennsylvania, Wisconsin, Michigan, Ohio, Illinois, Indiana and Iowa. To ensure that the Index is composed of securities of companies that source the majority of their revenues from the United States, all securities issued by companies with non-U.S. sales of greater than or equal to 25% are excluded from the Index. Lastly, to be eligible for inclusion in the Index, securities must meet the listing, share price minimum, size and liquidity requirements of the Index and must be issued by companies that have a positive mean 12-months forward earnings consensus estimate. The Index Provider uses a proprietary, rules-based portfolio optimization model to risk-weight the securities. No constituent will exceed approximately 4% of the total Index, with a minimum weight of at least 0.5%. Bank securities will be limited to a maximum of approximately 10% of the Index. The Fund may invest in depositary receipts. The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 52 securities. As of December 31, 2025, the Fund had significant investments in industrials companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 52 securities. As of December 31, 2025, the Fund had significant investments in industrials companies, although this may change from time to time.